Taxes Payable	12 Months Ended
Dec. 31, 2022
Taxes Payable [Abstract]
Taxes payable
10.	Taxes payable

	As of December 31,
	2021	2022
Value-added tax	530,980	748,102
Surtaxes	84,187	34,284
Withholding individual income tax	33,971	67,797
Total	649,138	850,183